ACCOUNTS AND NOTES RECEIVABLE, NET - Accounts and notes receivable and the allowance for doubtful debt (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
ACCOUNTS AND NOTES RECEIVABLE, NET
Accounts receivable	¥ 1,504,669	$ 236,115	¥ 913,902
Notes receivable	948	150	2,252
Allowance for doubtful debt	(99,620)	(15,633)	(68,921)	$ (10,816)	¥ (67,828)
Accounts and notes receivable, net	¥ 1,405,997	$ 220,632	¥ 847,233